Indebtedness - Quarterly Covenants per Amendment to Credit Agreement (Detail) (November 2013 Amendment [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
	Nov. 12, 2013
Quarterly Covenant Ended January 31, 2014 [Member]
Debt Instrument [Line Items]
Minimum Quarterly EBITDA	$ 6,750
Maximum Capital Expenditures	9,500	[1]
Quarterly Covenant Ended April 30, 2014 [Member]
Debt Instrument [Line Items]
Minimum Quarterly EBITDA	11,500
Minimum Ratio of EBITDA to Fixed Charges	150.00%
Maximum Capital Expenditures	14,000	[1]
Quarterly Covenant Ended July 31, 2014 [Member]
Debt Instrument [Line Items]
Minimum Quarterly EBITDA	12,500
Minimum Ratio of EBITDA to Fixed Charges	150.00%
Maximum Capital Expenditures	14,000	[1]
Quarterly Covenant Ended October 31, 2014 [Member]
Debt Instrument [Line Items]
Minimum Quarterly EBITDA	10,500
Minimum Ratio of EBITDA to Fixed Charges	150.00%
Maximum Capital Expenditures	14,000	[1]
Quarterly Covenant Ended Thereafter [Member]
Debt Instrument [Line Items]
Minimum Ratio of EBITDA to Fixed Charges	150.00%
Maximum Funded Debt to EBITDA	300.00%
Maximum Capital Expenditures	$ 14,000	[1]

[1]	Maximum capital expenditures presented above include a rollover feature that allows for any unused portion of the previous quarter's capital expenditures to be carried forward and utilized only in the next quarter.